Fair Value Measurement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Impairment losses on ROU assets	¥ 4,667	¥ 21,103	¥ 94,311
Impairment losses on property and equipment	¥ 3,460	¥ 9,476	¥ 16,892